GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT AGENCY DEBENTURES -- 16.2%

                                                     PRINCIPAL
                                                     AMOUNT
 SECURITY                                            (000'S OMITTED)  VALUE
 -----------------------------------------------------------------------------------

 Fannie Mae, 6.125%, 3/15/12(1)                         $125,000      $  142,753,250
 Federal Home Loan Mortgage Corp.,
 6.625%, 9/15/09(1)                                       95,000         111,592,795
 -----------------------------------------------------------------------------------
 Total U.S. Government Agency Debentures
    (identified cost, $237,926,741)                                   $  254,346,045
 -----------------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 95.4%

                                                     PRINCIPAL
                                                     AMOUNT
 SECURITY                                            (000'S OMITTED)  VALUE
 -----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
    5.00%, with maturity at 2003                        $      8      $        7,960
    5.25%, with maturity at 2005                               1               1,386
    5.50%, with various maturities to 2011                    34              34,871
    6.00%, with various maturities to 2026                 9,512           9,928,589
    6.25%, with various maturities to 2013                    21              21,403
    6.50%, with various maturities to 2024               133,291         141,873,308
    6.75%, with various maturities to 2008                    24              24,975
    6.87%, with maturity at 2024                           3,661           3,920,947
    7.00%, with various maturities to 2019                47,824          51,270,559
    7.089%, with maturity at 2023                          6,540           7,046,595
    7.25%, with various maturities to 2022                11,515          12,405,929
    7.50%, with various maturities to 2024                25,434          27,542,321
    7.625%, with maturity at 2019                          3,368           3,727,310
    7.75%, with various maturities to 2018                   473             514,729
    7.78%, with maturity at 2022                           1,557           1,698,246
    7.85%, with maturity at 2020                           3,910           4,356,838
    8.00%, with various maturities to 2028                77,144          84,575,037
    8.13%, with maturity at 2019                           5,392           6,049,098
    8.15%, with various maturities to 2021                 3,287           3,610,061
    8.25%, with various maturities to 2017                 5,828           6,305,849
    8.50%, with various maturities to 2027                33,531          37,151,989
    8.75%, with various maturities to 2016                 4,371           4,735,490
    9.00%, with various maturities to 2025                23,830          26,506,690
    9.25%, with various maturities to 2012                 2,988           3,285,566
    9.50%, with various maturities to 2026                18,329          20,682,028
    9.75%, with various maturities to 2018                 2,195           2,428,724
    10.00%, with various maturities to 2025               11,785          13,707,325
    10.50%, with various maturities to 2021               15,085          17,733,532
    10.75%, with maturity at 2011                            628             709,384
    11.00%, with various maturities to 2021               20,783          24,595,264
    11.25%, with maturity at 2014                            541             622,618
    11.50%, with various maturities to 2017                2,017           2,401,943
                                                     PRINCIPAL
                                                     AMOUNT
 SECURITY                                            (000'S OMITTED)  VALUE
 -----------------------------------------------------------------------------------
    11.75%, with maturity at 2011                       $    301      $      351,668
    12.00%, with various maturities to 2019                2,936           3,579,264
    12.25%, with various maturities to 2019                  549             654,580
    12.50%, with various maturities to 2019                6,038           7,333,509
    12.75%, with various maturities to 2015                  100             120,588
    13.00%, with various maturities to 2019                1,216           1,494,657
    13.25%, with various maturities to 2019                  128             156,818
    13.50%, with various maturities to 2019                1,224           1,478,947
    14.00%, with various maturities to 2016                  445             552,476
    14.50%, with various maturities to 2014                   31              39,551
    14.75%, with maturity at 2010                            157             190,634
    15.00%, with various maturities to 2013                  973           1,243,343
    15.25%, with maturity at 2012                             34              44,090
    15.50%, with maturity at 2011                             16              20,581
    16.00%, with maturity at 2012                             38              49,655
    16.25%, with various maturities to 2012                   77              98,945
 -----------------------------------------------------------------------------------
                                                                      $  536,885,870
 -----------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
    0.25%, with maturity at 2014                        $     16      $       15,362
    3.50%, with maturity at 2007                               5               5,515
    5.00%, with maturity at 2017                              57              58,971
    5.25%, with maturity at 2006                              25              25,498
    5.50%, with maturity at 2006                              20              20,177
    6.00%, with various maturities to 2012                 1,317           1,404,369
    6.25%, with various maturities to 2007                     4               4,189
    6.50%, with various maturities to 2026               123,397         131,121,715
    6.75%, with various maturities to 2007                    11              11,168
    7.00%, with various maturities to 2025               164,097         175,906,297
    7.25%, with various maturities to 2017                   741             800,081
    7.50%, with various maturities to 2024                22,795          24,708,619
    7.75%, with various maturities to 2008                   249             266,568
    7.875%, with maturity at 2021                          5,389           5,890,277
    7.979%, with maturity at 2030                            748             813,185
    8.00%, with various maturities to 2023                25,474          27,794,864
    8.25%, with various maturities to 2025                 6,689           7,287,463
    8.33%, with maturity at 2020                           2,627           2,954,853
    8.50%, with various maturities to 2026                10,590          11,616,128
    8.575%, with maturity at 2021                          3,363           3,809,185
    8.75%, with various maturities to 2017                 4,698           5,122,852
    8.881%, with maturity at 2010                            966           1,069,581
    9.00%, with various maturities to 2027                12,189          13,554,858
    9.125%, with maturity at 2011                            719             805,240
    9.25%, with various maturities to 2017                 2,426           2,683,664
    9.50%, with various maturities to 2025                11,552          13,001,919
    9.704%, with maturity at 2025                            544             619,541
    9.75%, with maturity at 2019                             111             126,740
    9.92%, with maturity at 2021                             583             665,529

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                     PRINCIPAL
                                                     AMOUNT
 SECURITY                                            (000'S OMITTED)  VALUE
 -----------------------------------------------------------------------------------
    10.00%, with various maturities to 2025             $  3,287      $    3,839,526
    10.036%, with maturity at 2020                           867           1,010,753
    10.053%, with maturity at 2023                           922           1,085,265
    10.29%, with maturity at 2021                            965           1,138,374
    10.294%, with maturity at 2021                           459             539,110
    10.365%, with maturity at 2025                           796             934,373
    10.50%, with various maturities to 2025                3,214           3,748,142
    11.00%, with various maturities to 2025                7,285           8,560,242
    11.50%, with various maturities to 2020                6,386           7,562,914
    11.534%, with maturity at 2025                           398             480,358
    11.591%, with maturity at 2018                         1,345           1,601,120
    11.75%, with various maturities to 2017                  794             946,619
    12.00%, with various maturities to 2020               16,476          19,906,299
    12.25%, with various maturities to 2015                  769             934,063
    12.267%, with maturity at 2021                           940           1,147,059
    12.50%, with various maturities to 2021                4,570           5,552,546
    12.707%, with maturity at 2015                         1,125           1,385,864
    12.75%, with various maturities to 2015                  790             964,648
    13.00%, with various maturities to 2019                3,050           3,687,957
    13.25%, with various maturities to 2015                  768             943,969
    13.50%, with various maturities to 2015                1,850           2,308,338
    13.75%, with maturity at 2011                             31              38,259
    14.00%, with various maturities to 2014                   81             100,791
    14.50%, with various maturities to 2014                   72              90,164
    14.75%, with maturity at 2012                          1,300           1,652,438
    15.00%, with various maturities to 2013                1,239           1,593,991
    15.50%, with maturity at 2012                            232             298,711
    15.75%, with maturity at 2011                              8               9,940
    16.00%, with maturity at 2012                            847           1,106,360
 -----------------------------------------------------------------------------------
                                                                      $  505,332,601
 -----------------------------------------------------------------------------------
 Government National Mortgage Assn.:
    6.50%, with various maturities to 2026              $140,389      $  149,790,064
    7.00%, with various maturities to 2025               133,755         143,976,576
    7.25%, with various maturities to 2022                   811             868,513
    7.50%, with various maturities to 2024                44,561          48,777,640
    8.00%, with various maturities to 2023                54,524          60,512,115
    8.25%, with various maturities to 2019                 1,075           1,204,712
    8.30%, with maturity at 2020                             465             518,321
    8.50%, with various maturities to 2018                12,503          13,939,548
    9.00%, with various maturities to 2011                 4,036           4,503,388
    9.50%, with various maturities to 2022                11,672          13,068,970
    10.00%, with various maturities to 2025                6,451           7,355,763
    11.00%, with various maturities to 2020                5,155           6,129,606
    11.50%, with maturity at 2013                             63              74,465
    12.00%, with various maturities to 2015                4,066           4,936,704
    12.50%, with various maturities to 2019                1,747           2,134,634
    13.00%, with various maturities to 2014                  325             401,162
                                                     PRINCIPAL
                                                     AMOUNT
 SECURITY                                            (000'S OMITTED)  VALUE
 -----------------------------------------------------------------------------------
    13.50%, with maturity at 2011                       $     12      $       15,067
    14.00%, with maturity at 2015                             31              39,884
    14.50%, with maturity at 2014                             13              15,832
    15.00%, with various maturities to 2013                  256             332,411
    16.00%, with various maturities to 2012                   88             115,367
 -----------------------------------------------------------------------------------
                                                                      $  458,710,742
 -----------------------------------------------------------------------------------
 Collateralized Mortgage Obligations:
    Federal Home Loan Mortgage Corp. Series B,
      Class 3 100% FHLMC PC Collateral,
      12.50%, due 2013                                        32              32,002
 -----------------------------------------------------------------------------------
                                                                      $       32,002
 -----------------------------------------------------------------------------------
 Total Mortgage Pass-Throughs
    (identified cost $1,461,993,026)                                  $1,500,961,215
 -----------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.5%

                                                     PRINCIPAL
                                                     AMOUNT
 SECURITY                                            (000'S OMITTED)  VALUE
 -----------------------------------------------------------------------------------

 U.S. Treasury Bond, 7.125%, 2/15/23(2)                 $  6,000      $    7,728,282
 -----------------------------------------------------------------------------------
 Total U.S. Treasury Obligations
    (identified cost, $6,282,755)                                     $    7,728,282
 -----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.2%

                                                     PRINCIPAL
                                                     AMOUNT
 SECURITY                                            (000'S OMITTED)  VALUE
 -----------------------------------------------------------------------------------
 Banque Nationale De Paris Euro Time-Deposit Cayman
 Island, 1.188%, 1/2/03                                 $  3,494      $    3,494,000
 -----------------------------------------------------------------------------------
 Total Short-Term Investments
    (at amortized cost, $3,494,000)                                   $    3,494,000
 -----------------------------------------------------------------------------------
 Total Investments -- 112.3%
    (identified cost $1,709,696,522)                                  $1,766,529,542
 -----------------------------------------------------------------------------------
 Other Assets, Less Liabilities -- (12.3)%                            $ (193,717,268)
 -----------------------------------------------------------------------------------
 Net Assets -- 100.0%                                                 $1,572,812,274
 -----------------------------------------------------------------------------------

 (1)  A portion of this security is on loan at December 31, 2002.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
--------------------------------------------------------
Investments, at value including
   $196,102,520 of securities on loan
   (identified cost, $1,709,696,522)      $1,766,529,542
Cash                                               2,814
Receivable for investments sold                3,577,923
Interest receivable                           13,758,988
Receivable for daily variation margin on
   open financial futures contracts              531,233
Prepaid expenses                                   3,039
--------------------------------------------------------
TOTAL ASSETS                              $1,784,403,539
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Collateral for securities loaned          $  201,730,500
Payable for investments purchased              9,772,561
Payable to affiliate for Trustees' fees            6,253
Accrued expenses                                  81,951
--------------------------------------------------------
TOTAL LIABILITIES                         $  211,591,265
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,572,812,274
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,525,428,488
Net unrealized appreciation (computed on
   the basis
   of identified cost)                        47,383,786
--------------------------------------------------------
TOTAL                                     $1,572,812,274
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
Investment Income
-----------------------------------------------------
Interest                                  $50,239,929
Security lending income                     2,157,873
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $52,397,802
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 7,182,714
Trustees' fees and expenses                    26,366
Custodian fee                                 309,796
Legal and accounting services                  52,356
Interest expense                               45,006
Miscellaneous                                  30,327
-----------------------------------------------------
TOTAL EXPENSES                            $ 7,646,565
-----------------------------------------------------

NET INVESTMENT INCOME                     $44,751,237
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (202,832)
   Financial futures contracts                480,843
   Written options                             82,250
-----------------------------------------------------
NET REALIZED GAIN                         $   360,261
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $43,660,054
   Financial futures contracts             (8,417,084)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $35,242,970
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,603,231
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $80,354,468
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      44,751,237  $      25,723,966
   Net realized gain (loss)                         360,261         (1,160,055)
   Net change in unrealized appreciation
      (depreciation)                             35,242,970          9,107,590
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      80,354,468  $      33,671,501
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   1,229,453,821  $     520,404,823
   Withdrawals                                 (412,516,376)      (218,546,077)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     816,937,445  $     301,858,746
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                $     897,291,913  $     335,530,247
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     675,520,361  $     339,990,114
------------------------------------------------------------------------------
AT END OF YEAR                            $   1,572,812,274  $     675,520,361
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 2002
------------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $  (1,545,453,401)
   Proceeds from sales of investments
      and principal repayments                  472,414,174
   Interest received, including net
      securities lending income                  69,559,966
   Interest paid                                    (43,888)
   Operating expenses paid                       (7,605,995)
   Net sale of short-term investments            32,506,000
   Financial futures contracts
      transactions                                  299,597
   Repayment of collateral for
      securities loaned, net                    168,720,600
   Increase in unrealized loss from
      futures transactions                       (8,417,084)
   Realized gain on written options                 986,437
------------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $    (817,033,594)
------------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $   1,229,453,821
   Payments for capital withdrawals            (412,516,376)
------------------------------------------------------------
NET CASH FROM FINANCING ACTIVITIES        $     816,937,445
------------------------------------------------------------

NET DECREASE IN CASH                      $         (96,149)
------------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $          98,963
------------------------------------------------------------

CASH AT END OF YEAR                       $           2,814
------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
------------------------------------------------------------
Net increase in net assets from
   operations                             $      80,354,468
Increase in receivable for investments
   sold                                          (1,154,188)
Increase in payable for investments
   purchased                                      9,772,561
Increase in interest receivable                  (7,655,709)
Increase in receivable for variation
   margin                                          (181,246)
Increase in payable to affiliate                        918
Increase in accrued expenses                         30,101
Increase in prepaid expenses                           (660)
Increase in collateral for securities
   loaned                                       168,720,600
Net increase in investments                  (1,066,920,439)
------------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $    (817,033,594)
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------------------
                                     2002          2001(1)        2000         1999         1998
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                             0.75%         0.81%         0.84%        0.83%        0.82%
   Interest expense                     0.00%(2)      0.02%         0.02%        0.02%        0.07%
   Net investment income                4.41%         5.91%         7.77%        7.79%        7.85%
Portfolio Turnover                        41%           21%           22%          18%          48%
---------------------------------------------------------------------------------------------------
TOTAL RETURN*                           8.24%         9.52%           --           --           --
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $1,572,812      $675,520      $339,990     $345,200     $421,011
---------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 7.51% to 5.91%.
 (2)  Represents less than 0.01%.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2002, the Eaton Vance Government Obligations Fund had a 97% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code (the
   Code), to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $1,108 in credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Statement of Cash Flows -- The cash amount shown in the Statement of Cash
   Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at December 31, 2002.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $1,555,225,963, $103,148,806, and $370,419,556, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million, 0.6875% (per annum) from $500 million to $1 billion, 0.6250% (per annum) from $1 billion to $1.5 billion, 0.5625% (per annum) from $1.5 billion to $2 billion and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the fee was equivalent to 0.71% (annualized) of the Portfolio's average net assets for such period and amounted to $7,182,714. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2002 was $1,903,562 and the average interest rate was 2.36%.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $1,400,886 for the year ended December 31, 2002. At December 31, 2002, the value of the securities loaned and the value of the collateral amounted to $196,102,520 and $201,735,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,728,941,003
    --------------------------------------------------------
    Gross unrealized appreciation             $   38,903,668
    Gross unrealized depreciation                 (1,315,129)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   37,588,539
    --------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2002 is as follows:

                                    FUTURES CONTRACTS
    ---------------------------------------------------------------------------------
    EXPIRATION                                                         NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION     DEPRECIATION
    ---------------------------------------------------------------------------------
    3/03         3,400 US Treasury Five Year Note Futures  Short        $(9,449,234)
    ---------------------------------------------------------------------------------

   At December 31, 2002, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

   Transactions in options written during the year ended December 31, 2002 were as follows:

                                              NUMBER OF  PREMIUMS
                                              CONTRACTS  RECEIVED
    --------------------------------------------------------------
    Options outstanding at December 31, 2001         0   $       0
    Options written                              1,000     986,438
    Options closed                              (1,000)   (986,438)
    --------------------------------------------------------------
    OPTIONS OUTSTANDING AT DECEMBER 31, 2002         0   $       0
    --------------------------------------------------------------

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GOVERNMENT OBLIGATIONS PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Government Obligations Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1992      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 regulated
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and
                                                             the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1993      Harvard University                              (telecommunication
                                                             Graduate School                                 services company)
                                                             of Business Administration.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1986;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,     Vice President        Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59            of the Trust                         Officer of 34 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr. 5/31/58               Trust                             EVM, BMR, EVC and EV; Chief
                                                             Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter      Vice President        Since 1997      Vice President of EVM and BMR.
 8/20/43                of the Trust                         Officer of 126 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Michael R. Mach       Vice President        Since 1999      Vice President of EVM and BMR.
 7/15/47                of the Trust                         Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999). Officer of 23
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Robert B.             Vice President        Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57      of the Trust                         Officer of 125 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.             Vice President        Since 2001      Senior Vice President and
 Richardson             of the Trust                         Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Walter A. Row, III    Vice President        Since 2001      Director of Equity Research
 7/20/57                of the Trust                         and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Judith A. Saryan      Vice President        Since 2003      Vice President of EVM and BMR.
 8/21/54                of the Trust                         Previously, Portfolio Manager
                                                             and Equity Analyst for State
                                                             Street Global Advisors
                                                             (1980-1999). Officer of 22
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Susan Schiff          Vice President    Vice President of   Vice President of EVM and BMR.
 3/13/61                                  the Trust since    Officer of 24 registered
                                            2002; of the     investment companies managed
                                          Portfolio since    by EVM or BMR.
                                                1993

 Edward E. Smiley,     Vice President        Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44            of the Trust                         Officer of 36 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Mark S. Venezia        President of       Since 2002(2)     Vice President of EVM and BMR.
 5/23/49               the Portfolio                         Officer of 3 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.             Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 Campbell 6/19/57      the Portfolio                         Officer of 190 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Mr. Venezia served as Vice President of the Portfolio since 1993 and Ms. Campbell served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.